Prepayments and other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other current assets
Prepayments and other current assets
6.	Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Prepayments to suppliers	210,819	351,354
Contract cost assets	192,848	285,040
Foreign exchange swaps *	—	16,247
Others	21,251	25,448
Prepayments and other current assets	424,918	678,089

A provision for RMB1,310 and nil were made for prepayments and other current assets as of December 31, 2022 and June 30, 2023, respectively.

*

The Group utilizes foreign currency swap contracts that are not designated as hedging instruments to manage foreign currency transaction exposure. As of June 30, 2023, the balance represents foreign exchange swaps with an aggregate notional amount of US$70,000, the fair value of which represents the estimated receipts or payments necessary to terminate the contracts. The changes in the fair value of foreign exchange swap were recorgnized in change in fair value of derivative financial assets in the unaudited condensed consolidated statements of comprehensive loss.

7.Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments to suppliers	179,744	210,819
Contract cost assets	—	192,848
Prepaid rental and deposits	7,597	—
Deferred offering costs	5,719	—
Government grants receivable	30,000	—
Others	24,351	21,251
Prepayments and other current assets	247,411	424,918

As of December 31, 2021, deferred offering costs consisted of legal expenses incurred through the balance sheet date that were directly related to the IPO. Such costs were deferred until the listing of the Company’s shares, at which time the deferred costs are offset against the offering proceeds.

As of December 31, 2021, government grants receivable represented the receivable recognized as the Group fulfilled certain operation targets pursuant to the government grants agreement. The Group received RMB30,000 in cash on July 1, 2022.

A provision for RMB3,245 and RMB1,310 was made for prepayments and other current assets as of December 31, 2021 and 2022, respectively.